INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2026	December 31, 2025

At fair value
Other equity investments	38	38
	38	38

At amortized cost
Security deposits and cash collateral	139	159
Bank deposits	3	2
Deferred consideration from sale of subsidiary	138	250
Other investments	262	184
	542	595

Total investments and derivatives	580	633
Non-current	84	144
Current	496	489
Security deposits and cash collateral
Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$32 (2025:
US$27) and restricted cash of US$90 (2025: US$118), which are mainly held at our banking operations in Pakistan and our operating companies in Ukraine.
Deferred consideration from sale of subsidiary
This includes US$138 in deferred consideration for the sale of Deodar (2025: US$250).
Other equity investments at fair value
Other investments at fair value are measured at fair value through other comprehensive income and relate to equity investments held in Bangladesh US$34 (2025: US$34) and Pakistan US$3 (2025: US$4).
Other Investments at amortized cost
Other investments at amortized cost include loans granted to minority shareholder Crowell Investments Limited by VIP
Kazakhstan Holding AG and VIP Kyrgyzstan Holding AG of US$27 each (2025: US$27 each), investment in Pakistan sovereign bonds US$15 (2025: US$33), short term repo lending at our banking operations in Pakistan US$153 (2025: US$94) and short term deposit in Ukraine US$40 (2025: nil).
The Company holds the following debt and derivative liabilities:

	June 30, 2026	December 31, 2025

At fair value
Derivatives designated as cash flow hedge	1	—
Derivative relating to ADG resolution	28	—
Warrants	49	27
	78	27
At amortized cost
Borrowings, of which	3,506	3,143
i) Principal amount outstanding	3,429	3,049
ii) Other Borrowings	77	94
Interest accrued	70	63
Discounts and unamortized fees	(33)	(19)
Bank loans and bonds	3,543	3,187

Lease liabilities	1,857	1,760
Other financial liabilities	375	171
	5,775	5,118

Total debt and derivatives	5,853	5,145
Non-current	4,417	4,043
Current	1,436	1,102
Other borrowings include long-term capex accounts payable of US$77 (2025: US$94).
Warrants
As of June 30, 2026, the Group had 7,666,528 Warrants outstanding (2025: 7,666,528). Each Warrant entitles the holder to purchase 1 common share in KGL at an exercise price of US$11.50 per share. The Warrants are exercisable from September
14, 2025 and will expire on August 14, 2030. There were no Warrants exercised during the six-month period ended June 30,
2026. The change in the fair value of the Warrants for the six-month period ended June 30, 2026 amounted to a loss of US$22 recorded within other non-operating (loss)/ gain, net on the interim condensed consolidated income statement.
Significant changes in financial assets and financial liabilities
The key changes in the financial assets and liabilities during the six-month period ended June 30, 2026, predominantly relate to the activities described below in this section. Furthermore, there were no changes in risk management policies as disclosed in the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2025.
Financing activities during the six-month period ended June 30, 2026
Kyivstar Group Ltd. ("KGL") secondary public offering of shares held by VEON
As disclosed in Note 1 - General information, during the period the Group completed the sale of 6% of its ownership interest in
KGL, representing 13,975,000 common shares out of a total subscription of 14,375,000 common shares, through a public offering for net proceeds of US$140 presented as cash inflows from financing activities.
As a result of the transaction, the Group’s ownership interest in KGL decreased from 89.6% to 83.6%, while non‑controlling interest (“NCI”) increased from 10.4% to 16.4%. Control over KGL was retained and, accordingly, the transaction was accounted for as a transaction with owners in accordance with IFRS 10 Consolidated Financial Statements. No gain or loss was recognized in the interim condensed consolidated income statement.
The carrying amount of NCI increased by US$80, including reattribution of accumulated cumulative foreign currency translation loss of US$127 related to the disposed interest. The balancing adjustment of US$67 was recognized in other capital reserves as a debit.
VEON announces agreement with the Dhabi Group regarding historical claims under a shareholders agreement
On March 12, 2026, VEON announced that it had entered into an agreement with the Dhabi Group regarding historical claims under a shareholders agreement. As part of this agreement, VEON welcomed the Dhabi Group, whose principal is His Highness
Sheikh Nahyan bin Mubarak Al Nahyan, as a shareholder in the Company. Under the terms of the agreement, Dhabi Group fully withdrew all its claims and VEON agreed to pay the Dhabi Group US$120 in cash plus US$30 equivalent in ADSs (the "ADS
Payment"). Additionally, twenty-four months after the date of agreement, VEON will make further cash payment equal to the difference of US$60 and the market value of the ADS Payment at a future date. Accordingly, VEON recognized a provision of
US$170 as of December 31, 2025, representing management’s estimate of the expected outflow.
Following execution of the accelerated resolution agreement, the US$170 provision recognized as of December 31, 2025 was reclassified to financial liabilities and subsequently accounted for within the scope of IFRS 9. The liability was then partially settled through a cash payment of US$120 and the transfer of US$30 equivalent in ADSs, resulting in the transfer of 13,794,400
VEON common shares (551,776 ADSs), determined based on the 30-day volume-weighted average price of US$54.40 per ADS.
In accordance with IFRIC 19 - Extinguishing Financial Liabilities with Equity Instruments, the extinguishment of the financial liability through the issue of equity instruments was measured based on the fair value of the equity instruments transferred. The
ADS Payment had a fair value of US$27 at the transfer date, resulting in a gain of US$3 recognized within other non-operating
(loss)/gain, net, in the interim condensed consolidated income statement.
During the six and three-month periods ended June 30, 2026, the remaining unsettled embedded derivative component of the resolution agreement was accounted for as a derivative financial liability under IFRS 9 and remeasured to a fair value of US$28 as of June 30, 2026 using the Black-Scholes model, resulting in a fair value loss of US$8 and a gain of US$5 respectively during the six and three-month periods ended June 30, 2026 within the interim condensed consolidated income statement.
JazzWorld enters Interest Rate Swap Transactions
As disclosed in Note 1 - General information, JazzWorld entered into interest rate swaps to hedge the exposure to variability in cash flows arising from changes in PKR floating interest rates on borrowings with an aggregate principal amount of PKR75 billion
(US$268). The swaps are designated as hedging instruments in cash flow hedge relationships under IFRS 9 using a hedge ratio of 1:1, consistent with the Group’s risk management strategy. The Group assesses, at inception and on an ongoing basis, whether the hedging relationships continue to meet the qualifying criteria for hedge accounting, including the existence of an economic relationship between the hedged item and the hedging instrument, that the effect of credit risk does not dominate the value changes arising from that economic relationship, and that the hedge ratio remains consistent with that used for risk management purposes.
The interest rate swaps are measured at fair value and classified within Level 2 of the fair value hierarchy. Fair value is determined using observable market data, including interest rate curves, adjusted as necessary to reflect the limited liquidity of the PKR interest rate market. During the six-month period ended June 30 2026, the hedging relationships remained effective and continued to qualify for hedge accounting. The net amount recognized in the cash flow hedge reserve in respect of these hedges was US$1 comprising of US$8 recorded as cost of hedging, which will be reclassified to profit or loss over the life of the hedge and US$7 representing the effective portion of the gain on hedging instruments.
Carrying amounts of the derivative designated cash flow hedge assets of nil and liability of US$1, are presented within
Investment and derivative assets and debt and derivative liabilities respectively in the interim condensed consolidated statement of financial position.
Unitel LLC credit facilities
During the six-month period ended June 30 2026, Unitel LLC signed two new credit facility agreements with Infinbank and AKIB
Ipoteka Bank, each with a principal amount of UZS200 billion (US$16), with maturities of four years and five years and interest rates of 21.49% per annum and 22.0% per annum, respectively. Unitel LLC fully utilized the facility with AKIB Ipoteka Bank and drew UZS189 billion (US$15) under the Infinbank facility.
Banglalink Digital Communications Ltd. ("BDCL") short term credit facilities
During the six-month period ended June 30 2026, Banglalink utilized BDT12 billion (US$93) under various short-term facilities from different local banks at interest rates ranging from 10.5% to 11% for a tenor ranging from six months to one year.
VEON Closes USD 1.4 billion Bond Offering, Refinancing 2027 Note
On June 1, 2026, VEON closed of a US$1,400 (excluding transaction fee of US$19) dual-tranche senior unsecured notes offering by VEON Midco B.V., a wholly owned subsidiary of VEON. The notes were issued by VEON Midco B.V. and are guaranteed by VEON Amsterdam B.V., a wholly owned subsidiary of VEON. The offering comprises US$700 6.95% senior notes due on June 1, 2031 and US$700 7.45% senior notes due on June 1, 2033. The notes were admitted to trading on the Euro MTF market of the Luxembourg Stock Exchange on June 1, 2026. The new notes are recognized net of directly attributable transaction costs, which are deducted from the initial carrying amount and will be amortized over the life of the notes using the effective interest method.
In parallel with the offering, on May 18, 2026, VEON launched a cash tender offer inviting holders of its outstanding US$1,011
3.375% senior notes due in 2027 to tender their notes for cash. On June 1, 2026, VEON accepted for purchase US$885 (net of
US1 unamortized transaction cost) of its 3.375% senior notes due 2027 pursuant to the tender offer for cash amount of US$877
(including US2 transaction costs), resulting in a gain on extinguishment of US$8 included in finance income on the income statement. The transaction was accounted for as a partial extinguishment under IFRS 9. The carrying amount derecognized was determined by allocating the carrying amount of the original liability to the portion repurchased, including a pro-rata share of the related unamortized transaction costs.
Financing activities during the six-month period ended June 30, 2025
KaR-Tel Limited Liability Partnership credit facilities
On January 29, 2025, KaR-Tel Limited Liability Partnership (“KaR-Tel”) signed a new bilateral credit facility agreement with
Forte Bank JSC of KZT22.5 billion (US$43) with a maturity of 5 years. The interest rate on this facility is National Bank of
Kazakhstan base rate plus 4%, with the interest being fixed until maturity for each tranche drawn under the facility. Kar-Tel utilized KZT12 billion (US$24) from this facility during February and March 2025.
Unanimous Support from Noteholders Voting in Consent Solicitation
On January 30, 2025, VEON announced the successful completion of a bond consent solicitation process undertaken by VEON
Holdings. Pursuant to this consent solicitation process, VEON secured approval from holders of its 2027 bonds (ISIN: Reg S:
XS2824764521/ Rule 144A: XS2824766146) to substitute VEON Holdings with VEON MidCo as the Issuer and to make certain other amendments to the terms and conditions of the Issuer’s Senior Unsecured Notes due November 25, 2027. At the January
30, 2025 meeting, 95.83% of the bonds were represented, and the proposal received unanimous support. VEON MidCo substituted VEON Holdings as the Issuer on April 8, 2025, upon completion of the demerger.
VEON Returns to Capital Markets with Successful Syndication of US$210 Term Loan
On March 27, 2025, VEON announced the successful syndication of a 24 month, US$210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including ICBC Standard Bank and leading GCC banks. The facility will bear interest at Term SOFR plus 425 bps. Following the legal demerger of VEON Holding B.V, VEON Midco B.V is the substituted borrower. The facility was fully drawn in early April 2025.
Pakistan Mobile Communication Limited bilateral credit facilities
In April 2025, PMCL signed and utilized PKR 5 billion (US$18) each from bilateral facilities from Bank Alfalah Limited and Habib
Bank Limited, totaling PKR 10 billion (US$36). Each facility has a maturity of 10 years.
In May 2025, PMCL signed and utilized PKR 32 billion (US$113) from three bilateral facilities from Askari Bank Limited, Faysal
Bank Limited and Meezan Bank Limited. Each facility has a maturity of 10 years.
Issuance of PKR Sukuk bond by PMCL
In April 2025, PMCL issued a short-term PKR sukuk bond of PKR 15 billion (US$53) having a maturity of 6 months.
Repayment of VEON Holdings 4.00% Senior Notes:
On April 9, 2025, VEON Holdings repaid its outstanding 4.00% Senior Notes amounting to US$472 at their maturity date.
Repayment of VEON Holdings 6.30% (RUB) Senior Notes:
On June 18, 2025, VEON Holdings repaid its outstanding 6.30% (RUB) Senior Notes amounting to RUB7.84 billion (US$100) at their maturity date.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above within this note, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$3,530 at June 30, 2026
(December 31, 2025: US$3,091); and
•'Lease liabilities', for which fair value has not been determined.
Fair values are determined in accordance with IFRS 13, Fair Value Measurement. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. VEON classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
Level 1 fair value measurements are based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 fair value measurements are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 fair value measurements are based on valuation techniques that incorporate significant unobservable inputs.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels.
This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the six-month period ended June 30, 2026, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
As of June 30, 2026, the financial assets and liabilities recognized at fair value include:
•Warrants at Level 1. As the warrants are actively traded, no valuation adjustments are required;
•Net derivatives designated as cash flow hedge at Level 2. The fair value of the derivatives is based on interest rates and yield curves observable at commonly quoted intervals;
•Derivative relating to ADG resolution at Level 2. The fair value of the derivative is based on observable market inputs and determined using a mark-to-market methodology using the Black-Scholes model; and
•Other equity investments relating to minority equity interests in private companies at Level 3. Fair value of other equity investments is determined using recent funding transactions or, in the absence of recent funding transactions, using a qualitative approach considering revenue trends, macroeconomic conditions (risk-free rate and country risk premium), foreign exchange movements, management’s assessment of business performance, and publicly available information.
A sensitivity analysis for a 10% change in the principal benchmark inputs would not result in a material change in the fair value of the Company’s Level 3 investments as at the reporting date.